Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of June 30, 2020 and December 31, 2019 consisted of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Building	$1,488,396	$1,488,396
Computer equipment	77,444	76,365
Furniture, fixture, and office and medical equipment	262,239	271,009
Leasehold improvements	459,327	665,546
Laboratory equipment	4,030,341	4,029,640
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	8,456,009	8,669,218
Less: accumulated depreciation	1,984,962	1,576,183
	6,471,047	7,093,035
Less: accumulated impairment	330,445	-
Property, plant and equipment, net	$6,140,602	$7,093,035

Depreciation expenses for property, plant and equipment amounted to $583,104 and $482,925 for the six months ended June 30, 2020 and 2019, respectively.

During the six months ended June 30, 2020, the Group recorded $330,445 of impairment loss of buildings in other operating expenses due to the management assessed that its carrying amount may not be recoverable.

As a result of the relocation of office, the Group disposed certain leasehold improvement and furniture, fixture, and office equipment in the old office and incurred a disposal loss of $62,705 in other operating expenses for the six months ended June 30, 2020.